Offerings	Mar. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Notes due 2030
Amount Registered | shares	550,000,000
Maximum Aggregate Offering Price	$ 549,923,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 84,193.21
Offering Note	This Filing Fee Table shall be deemed to update the Filing Fee Table in the Company's Registration Statement on Form S-3ASR (File No. 333-269639) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Notes due 2035
Amount Registered | shares	550,000,000
Maximum Aggregate Offering Price	$ 549,400,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 84,113.22
Offering Note	See offering note 1.